Derivatives - Schedule of Notional Amounts and Estimated Fair Values (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives Fair Value [Line Items]
Notional Amount	$ 2,291,239	$ 2,163,167	$ 1,832,365
Fair Value, Other Assets	3,121	4,361	7,738
Fair Value, Other Liabilities	18,835	20,360	4,978
Derivatives Designated as Hedging Instruments | Cash Flow Hedges | Commercial Loan | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Notional Amount	1,332,000	1,332,000	982,000
Fair Value, Other Assets		1,184	2,916
Fair Value, Other Liabilities	15,902	17,225	278
Derivatives Not Designated as Hedging Instruments
Derivatives Fair Value [Line Items]
Notional Amount	959,239	831,167	850,365
Fair Value, Other Assets	3,121	3,177	4,822
Fair Value, Other Liabilities	2,933	3,135	4,700
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Held for Sale Interest Rate Lock Commitments
Derivatives Fair Value [Line Items]
Notional Amount	14,762	3,788	9,024
Fair Value, Other Assets	167	88	64
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Held for Sale Floating Commitments
Derivatives Fair Value [Line Items]
Notional Amount	21,223	5,895	17,390
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts
Derivatives Fair Value [Line Items]
Notional Amount	8,507		36,672
Fair Value, Other Assets	387		366
Fair Value, Other Liabilities	377		312
Derivatives Not Designated as Hedging Instruments | Commercial Loan | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Notional Amount	565,966	474,923	473,446
Fair Value, Other Assets	2,494	2,877	4,340
Fair Value, Other Liabilities	2,494	2,877	4,340
Derivatives Not Designated as Hedging Instruments | Commercial Loan | Interest Rate Caps
Derivatives Fair Value [Line Items]
Notional Amount	237,079	286,959	308,812
Fair Value, Other Assets	57	94	48
Fair Value, Other Liabilities	57	94	48
Derivatives Not Designated as Hedging Instruments | Commercial Loan | Interest Rate Floors
Derivatives Fair Value [Line Items]
Notional Amount	107,940	51,878
Fair Value, Other Assets	5	118
Fair Value, Other Liabilities	5	118
Derivatives Not Designated as Hedging Instruments | Forward Contracts | Mortgage Loan Forward Sale Commitments
Derivatives Fair Value [Line Items]
Notional Amount	3,762	7,724	5,021
Fair Value, Other Assets	$ 11		$ 4
Fair Value, Other Liabilities		$ 46